Cash - Schedule of Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash [Line Items]
Cash for immediate withdrawal	$ 1,540	$ 2,076	$ 3,574	$ 6,875
USD [Member]
Schedule of Cash [Line Items]
Cash for immediate withdrawal	1,383	1,866
NIS [Member]
Schedule of Cash [Line Items]
Cash for immediate withdrawal	$ 157	$ 210